LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Number	Dec. 31, 2012 Number
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 18,982,000	$ 19,721,000
Impaired Loans Required for Specific Reserves	7,400,000	6,000,000
With no related allowance, Recorded Investment	11,584,000	13,719,000
Increase (Decrease) in Finance Receivables	2,100,000	694,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	1,200,000	564,000
Allowance for Loan and Lease Loss, Recovery of Bad Debts	805,000	3,714,000
Financing Receivable, Modifications, Number of Contracts	18	18
Nonaccrual Impaired Loans [Member]
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	9,300,000	10,100,000
Accrual Impaired Loans [Member]
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	9,700,000	9,600,000
Troubled Debt Restructurings [Member]
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	8,000,000
Financing Receivable, Modifications, Number of Contracts	43
Troubled Debt Restructuring Accrual Status [Member]
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	6,500,000
Financing Receivable, Modifications, Number of Contracts	28
Troubled Debt Restructuring Nonaccrual Status [Member]
Loans and the Allowance for Loan Losses [Line Items]
Impaired Financing Receivable, Recorded Investment	1,500,000
Financing Receivable, Modifications, Number of Contracts	15
Unused Lines of Credit [Member]
Loans and the Allowance for Loan Losses [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	73,100,000
Unused Lines of Credit [Member] | Directors and Executive Officers [Member]
Loans and the Allowance for Loan Losses [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	2,700,000
Commercial and Industrial Other [Member]
Loans and the Allowance for Loan Losses [Line Items]
With no related allowance, Recorded Investment	196,000	545,000
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 137,000	$ 2,714,000